ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income	¥ 955,571,509	$ 149,950,021	¥ 335,255,274	¥ 924,352,495
Adjustments to reconcile net income to net cash used in operating activities:
Issuance cost paid for issuance of convertible senior notes	0	0	0	18,646,101
Share of income from subsidiaries	(59,808,853)	(9,385,314)	52,705,838	48,854,715
Exchange (gain)/loss	355,498,839	55,785,525	336,522,915	(8,808,559)
Changes in operating assets and liabilities:
(Increase)/decrease in other current assets	(208,125,020)	(32,659,357)	(1,112,028,646)	57,559,179
Decrease in other non-current assets	(104,026,969)	(16,324,101)	0	(48,230,439)
Net cash provided by operating activities	430,646,256	67,577,792	591,486,340	1,410,642,923
Cash flows from investing activities:
Net cash used in investing activities	(11,309,232,700)	(1,774,665,393)	(4,918,689,701)	(6,025,288,715)
Cash flows from financing activities:
Proceeds from exercise of share options	10,185,136	1,598,270	114,758,281	38,245,122
Repurchase of convertible senior notes				(68,632)
Issuance cost paid for issuance of convertible senior notes				(18,646,101)
Net cash used in financing activities	12,017,851,025	1,885,863,074	6,297,278,555	7,381,818,013
Effect of foreign exchange rate changes on cash and cash equivalents	(116,789,917)	(18,326,886)	(169,261,838)	24,758,635
Net increase in cash and cash equivalents	1,022,474,664	160,448,587	1,800,813,356	2,791,930,856
Cash, cash equivalents, and restricted cash, beginning of the year	8,074,771,785	1,267,107,897	6,273,958,429	3,482,027,573
Cash, cash equivalents, and restricted cash, end of the year (Note 2(d))	9,097,246,449	1,427,556,484	8,074,771,785	6,273,958,429
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	1,169,427	183,509	9,142,819	40,338,943
Receivables related to At-The-Market offering			641,065,394
Reportable Legal Entities [Member] | Parent Company [Member]
Cash flows from operating activities:
Net income	721,017,910	113,143,443	230,384,653	898,662,226
Adjustments to reconcile net income to net cash used in operating activities:
Issuance cost paid for issuance of convertible senior notes				18,646,101
Share of income from subsidiaries	(512,872,649)	(80,480,910)	(1,015,006,438)	(911,593,940)
Guarantee income			(5,063,775)	(8,922,475)
Exchange (gain)/loss	14,083,811	2,210,057	73,717,931	(17,153,258)
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	6,088,026	955,346	592,424,888	(871,067,726)
(Increase)/decrease in other current assets	165,307	25,940	(9,437,209)	(110,110)
Decrease in other non-current assets	11,180,965	1,754,537
Decrease in due to subsidiaries	(117,252)	(18,399)	(658,106,245)	(14,890,886)
Increase in other current liabilities	1,979,043	310,555	9,772,273	1,096,958
Net cash provided by operating activities	49,884,391	7,827,950	(55,522,399)	(876,075,652)
Cash flows from investing activities:
Cash paid for call option				(216,905,850)
Cash paid for loans to subsidiaries	(1,262,124,346)	(198,054,852)
Net cash used in investing activities	(1,262,124,346)	(198,054,852)		(216,905,850)
Cash flows from financing activities:
Proceeds from exercise of share options	10,185,136	1,598,270	114,758,281	38,245,122
Repurchase of convertible senior notes	621,058,952	97,457,702		(68,632)
Proceeds from issuance of convertible senior notes				585,301,500
Proceeds from issuance of ordinary shares	(641,065,394)	(100,597,150)		(488,950,795)
Repurchase of shares			(29,294,325)
Issuance cost paid for issuance of convertible senior notes				(18,646,101)
Net cash used in financing activities	1,272,309,482	199,653,122	85,463,956	1,093,782,684
Effect of foreign exchange rate changes on cash and cash equivalents	(44,809,649)	(7,031,612)	(14,991,165)	245,789
Net increase in cash and cash equivalents	15,259,878	2,394,608	14,950,392	1,046,971
Cash, cash equivalents, and restricted cash, beginning of the year	19,507,224	3,061,109	4,556,832	3,509,861
Cash, cash equivalents, and restricted cash, end of the year (Note 2(d))	34,767,102	5,455,717	19,507,224	4,556,832
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	1,169,427	183,509	9,142,819	40,338,943
Receivables related to At-The-Market offering			641,065,394
Reportable Legal Entities [Member] | Parent Company [Member] | Capped Call Options [Member]
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value	136,121,171	21,360,382	(476,290,547)	(84,891,634)
Reportable Legal Entities [Member] | Parent Company [Member] | 2016 Notes [Member]
Adjustments to reconcile net income to net cash used in operating activities:
Issuance cost paid for issuance of convertible senior notes				18,646,101
Change in fair value	¥ (327,761,941)	$ (51,433,001)	¥ 1,202,082,070	¥ 114,149,092